UNAUDITED CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended					6 Months Ended		12 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Nov. 30, 2025	Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2025	Jun. 30, 2025	Nov. 30, 2024	Jun. 30, 2024
Cash flows from operating activities
Net loss	$ (1,504,430)			$ (666,995)				$ (5,260,632)		$ (1,020,057)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,483		$ 0
Changes in operating working capital:
Accounts payable and accrued liabilities	(27,670)			66,571				416,093		101,316
Net cash used in operating activities	(1,569,303)			(785,897)				(5,161,413)		(163,524)
Cash flows from financing activities
Net cash provided by financing activities	31,639,457			2,423,557				7,736,308		233,667
Increase in cash	30,131,854			1,337,660				1,301,211		717
Cash and restricted cash, beginning of period	1,301,928			717				717
Cash and restricted cash, end of period	31,433,782		1,301,928	1,338,377				1,301,928		717
Presented as:
Cash	31,292,822		1,301,928	1,338,377				1,301,928		717
Restricted cash	140,960
Cash and restricted cash, end of period	$ 31,433,782		$ 1,301,928	$ 1,338,377				$ 1,301,928		$ 717
Oregon Energy LLC
Cash flows from operating activities
Net loss						$ 14,946	$ (66,005)		$ (153,783)		$ (773,772)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		$ 3,279			$ 3,278	6,559	6,557		13,007		13,007
Changes in operating working capital:
Prepaids and deposits						(34,097)	(42,219)		(8,031)		(1,908)
Accounts payable and accrued liabilities						(5,547)	(68,377)		(69,175)		35,465
Reclamation and environmental obligation							(2,000)		(2,000)		(14,628)
Net cash used in operating activities						(18,139)	(172,044)		(219,982)		(741,836)
Cash flows from financing activities
Capital contributions						3,141	110,768		149,864		651,058
Net cash provided by financing activities						3,141	110,768		149,864		651,058
Increase in cash						(14,998)	(61,276)		(70,118)		(90,778)
Cash and restricted cash, beginning of period						157,691	227,809		227,809		318,587
Cash and restricted cash, end of period		142,693			166,533	142,693	166,533		157,691		227,809
Presented as:
Cash		1,733			6,063	1,733	6,063		16,731		67,339
Restricted cash		140,960			160,470	140,960	160,470		140,960		160,470
Cash and restricted cash, end of period		$ 142,693			$ 166,533	$ 142,693	$ 166,533		$ 157,691		$ 227,809